As filed with the U.S. Securities and Exchange Commission on March 11, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF

Ticker: MAGA

Semi-Annual Report

December 31, 2023

Point Bridge America First ETF

Point Bridge America First ETF

Letter to Shareholders

(Unaudited)

Dear Point Bridge America First Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge America First ETF (“MAGA” or the “Fund”). The following information pertains to the fiscal period of July 1, 2023, through December 31, 2023 (“current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge America First Index, an equal-weight custom index (the “Index”) derived from holdings in the Solactive U.S. 500 Index and developed by Point Bridge Capital, LLC. This index strategy represents a portfolio of holdings from the Solactive U.S. 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology first screens Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles, and subsequently screens companies that have U.S. assets greater than or equal to 50% of total assets.

Companies that satisfy the initial screenings are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or political action committee(s) (“PACs”) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had positive performance during the current fiscal period ending on December 31, 2023. The market price for MAGA increased 8.78% and the NAV increased 8.59%, while the S&P 500® Index, a broad market index, gained 8.04% over the same period. The Fund’s Index returned 9.03%. Outstanding shares ended the current fiscal period at 475,000.

For the current fiscal period, the largest positive contributor to return was Zions Bancorporation (ZION), adding 0.38% to the return of the Fund, with an absolute return of 67.14% and an average weighting of 0.67%. The second-largest contributor to return was KeyCorp (KEY), adding 0.36% to the return of the Fund, gaining 60.65% with an average weighting of 0.65%. The third-largest contributor to return was WestRock Co (WRK), adding 0.32% to the return of the Fund, gaining 48.68% with an average weighting of 0.69%.

For the current fiscal period, the largest negative contributor to return was Paycom Software, Inc (PAYC), detracting 0.29% from the return of the Fund, declining 35.43% with an average weighting of 0.63%. The second-largest detractor was Southwest Airlines Co (LUV), reducing the Fund return by 0.16%, and declining 19.28% with an average weighting of 0.68%. The third-largest negative contributor to return was American Airlines Group Inc (AAL), detracting 0.15% from the return of the Fund, and declining 19.23% with an average weight of 0.61%.

Point Bridge America First ETF

Letter to Shareholders

(Unaudited) (Continued)

For the current fiscal period, the sector that most positively contributed to return was Financials, contributing 3.89%, followed by Energy, adding 1.46%. The sector that detracted the most to return was Consumer Staples, decreasing returns by 0.15%, followed by Utilities, detracting 0.02% from the return.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital, LLC
Advisor to the Fund

Current and future holdings are subject to change and risk.

Must be preceded or accompanied by a prospectus.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2023, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

The Point Bridge America First Index uses an objective, rules-based methodology track the performance of U.S. companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, National Republican Senatorial Committee) (“Committees”). Republican Candidates and Republican Committees receiving support from employees and/or PACs of companies in the Index have historically been more supportive of Republican policies than Democratic Candidates and Democratic Committees. The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Point Bridge America First ETF

Portfolio Allocation

As of December 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Financial	22.9%
Industrial	17.2
Consumer, Cyclical	14.2
Consumer, Non-cyclical	13.0
Energy	12.2
Utilities	9.6
Basic Materials	5.8
Technology	3.5
Communications	1.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Point Bridge America First ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Aerospace/Defense — 2.7%
744	HEICO Corporation	$133,079
927	HEICO Corporation - Class A	132,042
2,525	Howmet Aerospace, Inc.	136,653
303	Lockheed Martin Corporation	137,332
		539,106
	Agriculture — 0.7%
3,305	Altria Group, Inc.	133,324
	Airlines — 1.3%
3,314	Delta Air Lines, Inc.	133,322
4,510	Southwest Airlines Company	130,249
		263,571
	Banks — 5.2%
4,446	Bank of America Corporation	149,697
4,477	Fifth Third Bancorp	154,412
95	First Citizens BancShares, Inc. - Class A	134,802
11,534	Huntington Bancshares, Inc.	146,712
971	PNC Financial Services Group, Inc.	150,359
7,920	Regions Financial Corporation	153,490
4,009	Truist Financial Corporation	148,012
		1,037,484
	Beverages — 1.4%
4,184	Keurig Dr Pepper, Inc.	139,411
2,450	Monster Beverage Corporation (a)	141,144
		280,555
	Biotechnology — 0.7%
499	Amgen, Inc.	143,722
	Building Materials — 2.9%
914	Builders FirstSource, Inc. (a)	152,584
2,083	CRH plc	144,060
285	Martin Marietta Materials, Inc.	142,189
619	Vulcan Materials Company	140,519
		579,352
	Chemicals — 4.4%
967	Celanese Corporation	150,243

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Chemicals — 4.4% (Continued)
1,843	CF Industries Holdings, Inc.	$146,519
2,690	Dow, Inc.	147,520
705	Ecolab, Inc.	139,837
1,492	LyondellBasell Industries NV - Class A	141,859
1,077	Westlake Corporation	150,736
		876,714
	Commercial Services — 4.4%
243	Cintas Corporation	146,446
583	Equifax, Inc.	144,170
1,108	Global Payments, Inc.	140,716
666	Quanta Services, Inc.	143,723
3,251	Rollins, Inc.	141,971
269	United Rentals, Inc.	154,250
		871,276
	Distribution/Wholesale — 2.9%
2,769	Copart, Inc. (a)	135,681
2,140	Fastenal Company	138,608
748	Ferguson plc	144,416
389	Pool Corporation	155,098
		573,803
	Diversified Financial Services — 6.8%
1,466	Apollo Global Management, Inc.	136,617
10,433	Blue Owl Capital, Inc. - Class A	155,452
2,117	Charles Schwab Corporation	145,650
5,150	Franklin Resources, Inc.	153,419
1,632	Interactive Brokers Group, Inc. - Class A	135,293
1,159	Intercontinental Exchange, Inc.	148,850
600	LPL Financial Holdings, Inc.	136,572
12,655	Rocket Companies, Inc. - Class A (a)	183,243
3,840	Synchrony Financial	146,650
		1,341,746
	Electric — 8.3%
1,753	Ameren Corporation	126,812
1,709	American Electric Power Company, Inc.	138,805
4,711	CenterPoint Energy, Inc.	134,593

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Electric — 8.3% (Continued)
1,194	Constellation Energy Corporation	$139,567
2,869	Dominion Energy, Inc.	134,843
1,434	Duke Energy Corporation	139,155
1,346	Entergy Corporation	136,202
2,662	Evergy, Inc.	138,956
3,466	Exelon Corporation	124,429
3,696	FirstEnergy Corporation	135,495
5,223	PPL Corporation	141,544
1,940	Southern Company	136,033
		1,626,434
	Electrical Components & Equipment — 1.4%
848	AMETEK, Inc.	139,827
1,512	Emerson Electric Company	147,163
		286,990
	Electronics — 1.4%
1,089	Garmin, Ltd.	139,980
429	Hubbell, Inc.	141,111
		281,091
	Food — 2.1%
6,165	Albertsons Companies, Inc. - Class A	141,795
1,857	Sysco Corporation	135,802
2,725	Tyson Foods, Inc. - Class A	146,469
		424,066
	Gas — 0.7%
1,203	Atmos Energy Corporation	139,428
	Hand/Machine Tools — 0.7%
1,476	Stanley Black & Decker, Inc.	144,796
	Healthcare-Products — 3.0%
1,282	Abbott Laboratories	141,110
402	Cooper Companies, Inc.	152,132
678	STERIS plc	149,059
1,164	Zimmer Biomet Holdings, Inc.	141,659
		583,960

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Home Builders — 2.9%
978	DR Horton, Inc.	$148,636
973	Lennar Corporation - Class A	145,016
1,056	Lennar Corporation - Class B	141,557
20	NVR, Inc. (a)	140,009
		575,218
	Household Products/Wares — 0.7%
1,123	Kimberly-Clark Corporation	136,456
	Insurance — 4.1%
947	Allstate Corporation	132,561
380	Berkshire Hathaway, Inc. - Class B (a)	135,531
602	Chubb, Ltd.	136,052
1,307	Cincinnati Financial Corporation	135,222
745	Travelers Companies, Inc.	141,915
1,865	W.R. Berkley Corporation	131,893
		813,174
	Iron/Steel — 1.4%
835	Nucor Corporation	145,324
1,202	Steel Dynamics, Inc.	141,956
		287,280
	Machinery-Construction & Mining — 0.8%
523	Caterpillar, Inc.	154,635
	Machinery-Diversified — 0.8%
381	Deere & Company	152,350
	Media — 0.7%
373	Charter Communications, Inc. - Class A (a)	144,978
	Miscellaneous Manufacturing — 1.5%
463	Carlisle Companies, Inc.	144,655
311	Parker-Hannifin Corporation	143,278
		287,933
	Oil & Gas — 8.8%
1,231	ConocoPhillips	142,882
5,597	Coterra Energy, Inc.	142,835
3,154	Devon Energy Corporation	142,876
925	Diamondback Energy, Inc.	143,449
1,162	EOG Resources, Inc.	140,544

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Oil & Gas — 8.8% (Continued)
1,014	Hess Corporation	$146,178
5,853	Marathon Oil Corporation	141,408
954	Marathon Petroleum Corporation	141,535
2,461	Occidental Petroleum Corporation	146,947
1,092	Phillips 66	145,389
621	Pioneer Natural Resources Company	139,650
1,131	Valero Energy Corporation	147,031
		1,720,724
	Packaging & Containers — 0.7%
14,478	Amcor plc	139,568
	Pipelines — 3.5%
800	Cheniere Energy, Inc.	136,568
7,937	Kinder Morgan, Inc.	140,009
2,069	ONEOK, Inc.	145,284
1,619	Targa Resources Corporation	140,643
3,973	Williams Companies, Inc.	138,380
		700,884
	Private Equity — 1.5%
1,208	Blackstone, Inc.	158,151
1,763	KKR & Co., Inc.	146,065
		304,216
	Real Estate — 5.2%
1,169	Alexandria Real Estate Equities, Inc.	148,194
1,453	Camden Property Trust	144,268
983	Extra Space Storage, Inc.	157,605
4,075	Invitation Homes, Inc.	138,998
501	Public Storage	152,805
4,448	VICI Properties, Inc.	141,802
4,458	Weyerhaeuser Company	155,005
		1,038,677
	Retail — 7.1%
51	AutoZone, Inc. (a)	131,866
1,102	Dollar General Corporation	149,817
1,077	Dollar Tree, Inc. (a)	152,988
1,008	Genuine Parts Company	139,608

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Retail — 7.1% (Continued)
411	Home Depot, Inc.	$142,432
655	Lowe’s Companies, Inc.	145,770
141	O’Reilly Automotive, Inc. (a)	133,961
635	Tractor Supply Company	136,544
903	Walmart, Inc.	142,358
1,068	Yum! Brands, Inc.	139,545
		1,414,889
	Software — 3.5%
2,706	Bentley Systems, Inc. - Class B	141,199
1,080	Paychex, Inc.	128,639
722	Paycom Software, Inc.	149,251
252	Roper Technologies, Inc.	137,383
494	Workday, Inc. - Class A (a)	136,374
		692,846
	Telecommunications — 0.7%
416	Motorola Solutions, Inc.	130,245
	Transportation — 4.2%
4,115	CSX Corporation	142,667
501	FedEx Corporation	126,738
709	JB Hunt Transport Services, Inc.	141,616
358	Old Dominion Freight Line, Inc.	145,108
587	Union Pacific Corporation	144,179
880	United Parcel Service, Inc. - Class B	138,362
		838,670

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Water — 0.7%
1,044	American Water Works Company, Inc.	$137,799
	TOTAL COMMON STOCKS (Cost $17,536,292)	19,797,960

	SHORT-TERM INVESTMENTS — 0.1%
20,758	First American Government Obligations Fund - Class X, 5.29% (b)	20,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,758)	20,758
	TOTAL INVESTMENTS (Cost $17,557,050) — 99.9%	19,818,718
	Other Assets in Excess of Liabilities — 0.1%	21,061
	NET ASSETS — 100.0%	$19,839,779

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statement of Assets and Liabilities

December 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost $17,557,050)	$19,818,718
Dividends and interest receivable	32,123
Cash	937
Total assets	19,851,778

LIABILITIES
Management fees payable	11,999
Total liabilities	11,999

NET ASSETS	$19,839,779

Net Assets Consist of:
Paid-in capital	$19,558,656
Total distributable earnings (accumulated deficit)	281,123
Net assets	$19,839,779

Net Asset Value:
Net assets	$19,839,779
Shares outstanding^	475,000
Net asset value, offering and redemption price per share	$41.77

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statement of Operations

For the Six-Months Ended December 31, 2023 (Unaudited)

INCOME
Dividends	$247,904
Interest	1,161
Total investment income	249,065

EXPENSES
Management fees	67,891
Total expenses	67,891
Net investment income (loss)	181,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(411,595)
In-kind redemptions	789,218
Change in unrealized appreciation (depreciation) on:
Investments	996,501
Net realized and unrealized gain (loss) on investments	1,374,124
Net increase (decrease) in net assets resulting from operations	$1,555,298

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statements of Changes in Net Assets

	Six-Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS
Net investment income (loss)	$181,174	$275,140
Net realized gain (loss) on investments	377,623	1,041,368
Change in unrealized appreciation (depreciation) on investments	996,501	434,261
Net increase (decrease) in net assets resulting from operations	1,555,298	1,750,769

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(316,863)	(242,140)
Total distributions to shareholders	(316,863)	(242,140)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,175,360	8,625,900
Payments for shares redeemed	(4,141,337)	(6,790,538)
Net increase (decrease) in net assets derived from capital share transactions (a)	34,023	1,835,362
Net increase (decrease) in net assets	$1,272,458	$3,343,991

NET ASSETS
Beginning of period/year	$18,567,321	$15,223,330
End of period/year	$19,839,779	$18,567,321

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	225,000
Shares redeemed	(100,000)	(175,000)
Net increase (decrease)	—	50,000

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended December 31, 2023		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$39.09		$35.82	$36.22	$24.01	$27.39	$27.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.38		0.60	0.52	0.47	0.48	0.52
Net realized and unrealized gain (loss) on investments (2)	2.97		3.18	(0.65)	12.51	(3.23)	0.02
Total from investment operations	3.35		3.78	(0.13)	12.98	(2.75)	0.54

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.67)		(0.51)	(0.27)	(0.77)	(0.63)	(0.50)
Total distributions to shareholders	(0.67)		(0.51)	(0.27)	(0.77)	(0.63)	(0.50)

Net asset value, end of period/year	$41.77		$39.09	$35.82	$36.22	$24.01	$27.39
Total return	8.59	%(4)	10.57%	-0.41%	54.82%	-10.44%	2.26%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$19,840		$18,567	$15,223	$12,679	$8,402	$16,433

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72	%(5)	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss) to average net assets	1.92	%(5)	1.59%	1.36%	1.54%	1.83%	1.95%

Portfolio turnover rate (3)	19	%(4)	36%	47%	68%	27%	37%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Excludes the impact of in-kind transactions.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Notes to Financial Statements

December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is December 31, 2023, and the period covered by these Notes to Financial Statements is the period from July 1, 2023 through December 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,797,960	$—	$—	$19,797,960
Short-Term Investments	20,758	—	—	20,758
Total Investments in Securities	$19,818,718	$—	$—	$19,818,718

^	See Schedule of Investments for breakout of investments by industry group.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,569,948)	$1,569,948

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,618,021 and $4,428,901, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $4,146,849 and $3,438,228, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2023, were as follows:

Tax cost of investments	$17,631,121
Gross tax unrealized appreciation	$2,234,757
Gross tax unrealized depreciation	(1,312,454)
Net tax unrealized appreciation (depreciation)	922,303
Undistributed ordinary income	129,787
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(2,009,402)
Distributable earnings (accumulated deficit)	$(957,312)

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2023 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2023, the Fund had a short-term capital loss carryforward of $525,280 and a long-term capital loss carryforward of $1,484,122. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2023 and June 30, 2022 was $242,140 and $95,679 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited) (Continued)

Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Point Bridge America First ETF

Expense Example
For the Six-Months Ended December 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the below Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,085.90	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.52	$3.66

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

Point Bridge America First ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Point Bridge America First ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12-13, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (the “Adviser”) and the Trust, on behalf of Point Bridge America First ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the

Point Bridge America First ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser serves as index provider to the Fund, and the Fund tracks an index created by the Adviser and based on the Adviser’s intellectual property.

Historical Performance. The Trustees next considered the Fund’s performance. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended March 31, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year and three-year periods but underperformed the same benchmark for the five-year and since inceptions periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of U.S. companies whose employees and political action committees are highly supportive of Republican Candidates and Committees (as defined by the index).

The Board observed that additional information regarding the Fund’s past investment performance, for periods ended March 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Large Value (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the

Point Bridge America First ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Selected Peer Group include funds with similar political themes. The Board took into consideration that many of the funds in the Selected Peer Group with strategies based on conservative political themes are actively managed funds.

The Board noted that for the three-year and five-year periods ended March 31, 2023, the Fund outperformed the median return of its Peer Group and Category Peer Group but underperformed the same peer funds during the one-year period. The Board also considered that the Fund underperformed all of the funds in the Selected Peer Group for the one-year period, and none of the peer funds in its Selected Peer Group had either three-year or five-year track records.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Point Bridge America First ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Point Bridge America First ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended June 30, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2023 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.

Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.investpolitically.com. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Point Bridge America First ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.investpolitically.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

(This Page Intentionally Left Blank.)

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Adviser and Index Provider

Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Adviser

Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge America First ETF
Symbol – MAGA
CUSIP – 26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/5/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/5/2024

*	Print the name and title of each signing officer under his or her signature.